UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          8th Floor
          New York, NY 10017

13F File Number: 028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY                November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $79,148
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number               Name

1          028-12803                          Newland Master Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE
                                                          September 30, 2012




COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6         COLUMN 7      COLUMN 8

                              TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x$1,000)  PRN AMT  PRN CALL  DISCRETION       MGRS     SOLE  SHARED  NONE
--------------                ---------       ------     ---------  -------- --- ----  -----------      -----    ----- ------- ----
ACCO BRANDS CORP              COM             00081T108     646      99,500  SH        SHARED-DEFINED   1         99,500
ADTRAN INC                    COM             00738A106   1,037      60,000      CALL  SHARED-DEFINED   1         60,000
ARKANSAS BEST CORP DEL        COM             040790107     757      95,400      CALL  SHARED-DEFINED   1         95,400
BUNGE LIMITED                 COM             G16962105   1,006      15,000      CALL  SHARED-DEFINED   1         15,000
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209     972      16,600  SH        SHARED-DEFINED   1         16,600
CORE LABORATORIES N V         COM             N22717107   1,215      10,000      CALL  SHARED-DEFINED   1         10,000
DYCOM INDS INC                COM             267475101     719      50,000  SH        SHARED-DEFINED   1         50,000
EDGEN GROUP INC               CL A            28014Q107   1,605     207,158  SH        SHARED-DEFINED   1        207,158
ENPRO INDS INC                COM             29355X107     900      25,000      CALL  SHARED-DEFINED   1         25,000
ENTEGRIS INC                  COM             29362U104     669      82,329  SH        SHARED-DEFINED   1         82,329
FREEPORT-MCMORAN COPPER & GO  COM             35671D857     396      10,000  SH        SHARED-DEFINED   1         10,000
FRONTLINE LTD                 SHS             G3682E127     310      80,700      CALL  SHARED-DEFINED   1         80,700
GREENBRIER COS INC            COM             393657101     375      23,209  SH        SHARED-DEFINED   1         23,209
HALCON RES CORP               COM NEW         40537Q209     367      50,000  SH        SHARED-DEFINED   1         50,000
HARVEST NATURAL RESOURCES IN  COM             41754V103   2,116     237,200  SH        SHARED-DEFINED   1        237,200
HEARTLAND EXPRESS INC         COM             422347104   2,754     206,138  SH        SHARED-DEFINED   1        206,138
HERCULES OFFSHORE INC         COM             427093109     244      50,000  SH        SHARED-DEFINED   1         50,000
HERTZ GLOBAL HOLDINGS INC     COM             42805T105   1,668     121,462  SH        SHARED-DEFINED   1        121,462
ISHARES TR                    RUSSELL 2000    464287655   8,344     100,000      PUT   SHARED-DEFINED   1        100,000
ISHARES TR                    TRANSP AVE IDX  464287192   8,709     100,000      PUT   SHARED-DEFINED   1        100,000
KEMET CORP                    COM NEW         488360207   1,075     244,368  SH        SHARED-DEFINED   1        244,368
KENNAMETAL INC                COM             489170100   1,535      41,402  SH        SHARED-DEFINED   1         41,402
KENNAMETAL INC                COM             489170100     556      15,000      CALL  SHARED-DEFINED   1         15,000
KINROSS GOLD CORP             COM NO PAR      496902404   1,532     150,000  SH        SHARED-DEFINED   1        150,000
MUELLER WTR PRODS INC         COM SER A       624758108   1,079     220,154  SH        SHARED-DEFINED   1        220,154
NAVISTAR INTL CORP NEW        COM             63934E108     934      44,300      CALL  SHARED-DEFINED   1         44,300
NETSOL TECHNOLOGIES INC       COM PAR $.001   64115A402   1,385     216,713  SH        SHARED-DEFINED   1        216,713
OWENS ILL INC                 COM NEW         690768403     290      15,472  SH        SHARED-DEFINED   1         15,472
QUANTUM CORP                  COM DSSG        747906204     595     369,380  SH        SHARED-DEFINED   1        369,380
SELECT SECTOR SPDR TR         SBI INT-INDS    81369Y704   6,590     180,400      PUT   SHARED-DEFINED   1        180,400
SPDR S&P 500 ETF TR           TR UNIT         78462F103  21,596     150,000      PUT   SHARED-DEFINED   1        150,000
STONERIDGE INC                COM             86183P102     121      24,312  SH        SHARED-DEFINED   1         24,312
TEREX CORP NEW                COM             880779103     339      15,000      CALL  SHARED-DEFINED   1         15,000
TITAN INTL INC ILL            COM             88830M102     353      20,000      CALL  SHARED-DEFINED   1         20,000
TMS INTL CORP                 CL A            87261Q103     112      11,311  SH        SHARED-DEFINED   1         11,311
TRIANGLE PETE CORP            COM NEW         89600B201     217      30,248  SH        SHARED-DEFINED   1         30,248
TUTOR PERINI CORP             COM             901109108     803      70,225  SH        SHARED-DEFINED   1         70,225
U S SILICA HLDGS INC          COM             90346E103     215      15,862  SH        SHARED-DEFINED   1         15,862
U S SILICA HLDGS INC          COM             90346E103   1,356     100,000      CALL  SHARED-DEFINED   1        100,000
ULTRAPETROL BAHAMAS LTD       COM             P94398107   1,179     830,485  SH        SHARED-DEFINED   1        830,485
WABASH NATL CORP              COM             929566107     428      60,000  SH        SHARED-DEFINED   1         60,000
WELLS FARGO & CO NEW          COM             949746101     863      25,000  SH        SHARED-DEFINED   1         25,000
WHITING PETE CORP NEW         COM             966387102   1,188      25,082  SH        SHARED-DEFINED   1         25,082


